Description of Organization and Business Operations, Liquidity and Capital Resources (Details) - USD ($)	Jun. 25, 2018	Dec. 31, 2020	Dec. 31, 2019
Liquidity and Capital Resources [Abstract]
Cash held outside of trust Account		$ 24,945	$ 520,422
Working capital		(2,761,184)
Interest available to pay tax obligations		2,728,645
Contribution from sale of founder shares	$ 25,000
Promissory note		2,365,649	0
Loan from sponsor		$ 400,000	$ 0